LEASES - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease expense
Operating lease cost	$ 11,378	$ 12,368
Variable lease cost	633	1,308
Short-term lease cost	3,469	7,093
Sublease income	(1,083)	(1,101)
Total	$ 14,397	$ 19,668